FAIR VALUE MEASUREMENTS (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Interest rate swaps	$ 1,607
Total assets at fair value	1,607	$ 0
Liabilities:
Interest rate swaps	389
Total liabilities at fair value	389	$ 0
Level 2
Assets:
Interest rate swaps	1,607
Total assets at fair value	1,607
Liabilities:
Interest rate swaps	389
Total liabilities at fair value	$ 389